Cover	Dec. 05, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-40710
Entity Registrant Name	Roth CH Acquisition IV Co.
Entity Central Index Key	0001855447
Entity Tax Identification Number	83-3583873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 San Clemente Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	720-5700
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ROCG
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ROCGW
Security Exchange Name	NASDAQ
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	ROCGU
Security Exchange Name	NASDAQ